Pension and Post-Retirement and Post-Employment Benefits - Components of Net Periodic Benefit Costs (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Pension Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost, net of employee contributions	CAD 144	CAD 146
Interest cost	308	302
Expected return on plan assets, net of expenses	(432)	(406)
Amortization of actuarial losses	96	119
Prior service cost amortization		2
Net periodic benefit costs	116	163
Charged to results of operations	45	81
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Current service cost, net of employee contributions	41	43
Interest cost	66	64
Amortization of actuarial losses	15	14
Net periodic benefit costs	122	121
Charged to results of operations	CAD 53	CAD 55